Note 1 - Organization and Description of Business (Details Textual)	1 Months Ended
	May 31, 2015 USD ($)	Jan. 31, 2019	Oct. 31, 2018	Nov. 30, 2016
Brundage-Bone [Member]
Number of Stores		80	80
Number of States in which Entity Operates		22	22
Eco-Pan, Inc. [Member] | Eco-Pan Midwest, LLC [Member]
Ownership Percentage	51.00%
Eco-Pan, Inc. [Member] | Eco-Pan Midwest, LLC [Member]
Payments to Acquire Interest in Joint Venture	$ 76,500
Camfaud Concrete Pumps Limited [Member] | South Coast Concrete Pumping Limited [Member]
Ownership Percentage				50.00%
Premier Concrete Pumping Limited [Member] | South Coast Concrete Pumping Limited [Member]
Ownership Percentage				50.00%
Camfaud [Member]
Number of Stores		28	28